Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2015
Loss Per Share [Abstract]
Schedule of weighted average number of shares of potential dilutive common stock

	June 30,		December 31,
	2015	2014 (Unaudited)	2014	2013
Net (Loss)	$(2,673,448)	$(882,509)	$(2,370,883)	$(2,214,361)
Weighted average number of common shares used in basic earnings per share	9,533,290	7,555,359	7,500,142	3,557,893
Effect of dilutive securities, stock options and warrants	-	-	-	-
Weighted average number of common shares and potential dilutive common shares outstanding used in dilutive earnings per share	9,533,290	7,555,359	7,500,142	3,557,893